Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments with preferred rights
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 0	$ 0	$ 317,477
Cash flows	0		0
New leases	0	0
Interest expenses	0	0	0
Differences of foreign currency translation			(4)
Changes in fair value			103,983
Conversion to ordinary shares			(421,456)
Ending balance	0	0	0
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Beginning balance	431	125	140
Cash flows	(290)	(222)	(126)
New leases	301	507	104
Interest expenses	23	21	7
Differences of foreign currency translation			0
Changes in fair value			0
Conversion to ordinary shares		0	0
Ending balance	$ 465	$ 431	$ 125